Note 25 - Contingencies, Commitments and Restrictions on the Distribution of Profits - Distributable Amount Under Luxembourg Law (Details) - Equity in accordance with Luxembourg law [member]
$ in Thousands
12 Months Ended
Dec. 31, 2017 USD ($)
Statement Line Items [Line Items]
Retained earnings at December 31, 2016 under Luxembourg law	$ 17,493,013
Other income and expenses for the year ended December 31, 2017	(52,232)
Dividends approved	(484,020)
Retained earnings at December 31, 2017 under Luxembourg law	16,956,761
Share premium	609,733
Distributable amount at December 31, 2017 under Luxembourg law	$ 17,566,494